Long-term Investments (Details) - USD ($)		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Cost method investment			$ 6,615,969	$ 6,156,985
Equity investments without readily determinable fair values		$ 6,615,969	6,615,969
Topgame
Debt Instrument [Line Items]
Cost method investment			3,365,969	3,156,985
Equity investments without readily determinable fair values	[1]	3,365,969	3,365,969
Frequency
Debt Instrument [Line Items]
Cost method investment			3,000,000	3,000,000
Equity investments without readily determinable fair values	[2]	3,000,000	3,000,000
DBOT
Debt Instrument [Line Items]
Cost method investment			250,000	$ 0
Equity investments without readily determinable fair values	[3]	$ 250,000	$ 250,000

[1]	Investment in Topsgame On April 13, 2016, SSF entered into a Game Right Assignment Agreement with SSS for the acquisition of certain game IP rights ("Game IP Rights") for approximately $2.7 million (RMB18 million) in cash. On April 15, 2016, SSF entered into a Capital Increase Agreement with Nanjing Tops Game Co., Ltd. ("Topsgame") and its shareholders whereby SSF transferred the Game IP Rights acquired from SSS to Topsgame in exchange for 13% of Topsgame's equity ownership. Topsgame is a PRC company that specializes in the independent development and operation of online, stand-alone and other games as well as the distribution of domestic and overseas games. The Company's 13% ownership interest does not provide the Company with the right to nor does the Company have representation on the board of directors of Topsgame. The Company has recognized the cost of the investment in Topsgame, which is a private company with no readily determinable fair value, based on the acquisition cost of Game IP Rights of approximately $2.7 million and accounts for the investment by the cost method. On September 14, 2016, SSF increased its investment in Topsgame by RMB3,900,000 (approximately $584,000) and maintained its 13% equity ownership of Topsgame. The investment continued to be accounted for as equity investments without readily determinable fair values. The Company plans to sell investment in Topsgame, certain owned IP and investment in Frequency to one independent third party with consideration larger than its net book amount in 2018. The Company already signed the letter of intent with purchaser, and management believed that we can close the deal in 2018, along with one additional valuation report provided by qualified independent valuation firm, the Company did not make any impairment to either of these three long-lived assets as of June 30, 2018.
[2]	Investment in Frequency In April 2016, the Company and Frequency Networks Inc. ("Frequency") entered into a Series A Preferred Stock Purchase Agreement (the "SPA") for the purchase of 8,566,271 shares of Series A Preferred Stock, Frequency (the "Frequency Preferred Stock") for a total purchase price of $3 million. The 8,566,271 Series A Preferred Stock represent 9% ownership and voting interest on an as converted basis and does not provide the Company with the right to nor does the Company have representation on the board of directors of Frequency. The Frequency Preferred Stock is entitled to non-cumulative dividends at the rate of $0.02548 per share per annum, declared at the discretion of Frequency's board of directors. The Frequency Preferred Stock is also convertible into shares of Frequency common stock at the Company's election any time after issuance on a 1:1 basis, subject to certain adjustment. Each share of Frequency Preferred Stock also has a liquidation preference of $0.42467 per share, plus any declared but unpaid dividends. The Company has recognized the cost of the investment in Frequency, which is a private company with no readily determinable fair value, at its cost of $3 million and accounts for the investment by the cost method. There were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of thisinvestment.
[3]	Investment in DBOT In August, 2017, the Company made a strategic investment of US$250,000 in the Delaware Board of Trade Holdings, Inc. ("DBOT") to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT's platform, trading system and technology. The Company accounts for this investment as equity investments without readily determinable fair values, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT. On December 18, 2017, January 12, 2018 and February 28, 2018, the Company enters into three stock purchase agreements with certain existing DBOT shareholders to acquire their owned shares of common stock of DBOT in an aggregate amount of 3,543,546 shares. To acquire those shares, the Company agreed to issue in the aggregate amount of 2,267,869 SSC common stock. Considering the closing of this transaction shall obtain necessary approval such as FINRA, the Company did not issue the shares and recorded such as additional investments as of June 30, 2018, therefore the Company did not change the fair value of this investment.